Investment in Equity-Accounted Investees	12 Months Ended
Mar. 31, 2022
Equity Method Investments [Abstract]
Investment in Equity-Accounted Investees
8)	INVESTMENT IN EQUITY-ACCOUNTED INVESTEES

The Group has interests in a number of individually immaterial associates. The following table analyses, in aggregate the carrying amount of interests and share of profit (loss) in these associates.

	As at March 31
Particulars	2021	2022
Carrying amount of interests in associates	5,262	3,558

	For the year ended March 31
Particulars	2020	2021	2022
Company's share of profit (loss) in associates	(65)	(168)	34
Company's share of other comprehensive income in associates	—	—	—
Company's share of total comprehensive income in associates	(65)	(168)	34

a) HolidayIQ Pte. Ltd. (HolidayIQ)

In July 2015, the Company acquired approximately 30% stake in HolidayIQ which owns and operates holiday information portal www.HolidayIQ.com, a popular Indian travel community and holidays-planning recommendation engine for cash consideration of USD 15,200. Due to continuing losses being incurred in the operations of HolidayIQ along with absence of liquidity to support future operations, during the year ended March 31, 2019, the Company recognised an impairment loss of USD 9,926, representing the carrying amount of its investment as at March 31, 2019 in HolidayIQ. During the year ended March 31, 2020, the Company disposed off this investment for a cash consideration of USD 700 and recorded the gain in consolidated statement of profit or loss and other comprehensive income.

b) Inspirock, Inc. (Inspirock)

In April 2015, the Company had acquired approximately 20.6% ownership interest at a cost of USD 1,945 in Inspirock, which owned and operated www.inspirock.com, an online planning tool for completely customizable itineraries. The investment had been classified as investment in equity-accounted investee in the financial statements.

In October 2021, Inspirock, with the requisite consent of its shareholders (including the Company), was acquired by Klarna Holding Plc. As a result of this transaction, the Company has received a net consideration of USD 3,865 (net of expenses: USD 24), partly in form of cash of USD 453 (including amount of USD 117 held in escrow account, refer note 24) and USD 3,412 in form of equity shares of Klarna Holding Plc, in lieu of its shareholding in Inspirock. As a result, Inspirock has ceased to be an associate of the Company and accordingly, the equity method accounting has been discontinued and the investment in Klarna Holding Plc, is now being carried and accounted for as an equity investment at FVTPL under IFRS 9 ‘Financial Instruments’. The Company has recognised a gain of USD 2,251 in the statement of profit or loss and other comprehensive income, on account of discontinuation of equity method of accounting on disposal of this investment. The carrying amount of this equity accounted investee as on the date of transaction was USD 1,638.